Putnam
Global Growth
and Income
Fund

SEMIANNUAL REPORT
March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 3/31/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 9/30/97.



Portfolio of investments owned
March 31, 1997 (Unaudited)


COMMON STOCKS (94.5%) *
NUMBER OF SHARES                                                                                  VALUE

Advertising (0.3%)
-------------------------------------------------------------------------------------------------------
             48  Publicitas Holding S.A. (Switzerland)                                   $        8,599

Aerospace and Defense (1.1%)
-------------------------------------------------------------------------------------------------------
            130  General Motors Corp. Class H                                                     7,053
            105  Lockheed Martin Corp.                                                            8,820
          3,100  Rolls-Royce PLC (United Kingdom)                                                11,592
                                                                                         --------------
                                                                                                 27,465

Airlines (0.8%)
-------------------------------------------------------------------------------------------------------
            115  Delta Air Lines, Inc.                                                            9,674
            305  K.L.M.-Royal Dutch Airlines (Netherlands)                                        9,093
                                                                                         --------------
                                                                                                 18,767

Alcoholic Beverages (0.4%)
-------------------------------------------------------------------------------------------------------
            255  Anheuser-Busch Cos., Inc.                                                       10,742

Appliances (0.7%)
-------------------------------------------------------------------------------------------------------
            140  Electrolux AB (Sweden)                                                           8,873
            200  Whirlpool Corp.                                                                  9,525
                                                                                         --------------
                                                                                                 18,398

Automotive (3.5%)
-------------------------------------------------------------------------------------------------------
             36  Bayerische Motoren Werke (BMW) AG (Germany)                                     28,998
            270  Chrysler Corp.                                                                   8,100
            110  Eaton Corp.                                                                      7,796
            295  Ford Motor Co.                                                                   9,256
            330  General Motors Corp.                                                            18,274
            285  TRW, Inc.                                                                       14,749
                                                                                         --------------
                                                                                                 87,173

Banks (13.7%)
-------------------------------------------------------------------------------------------------------
          3,768  Allied Irish Banks PLC (Ireland)                                                25,827
              9  Baer Holdings AG (Switzerland)                                                  10,811
            280  Banc One Corp.                                                                  11,130
              1  Bank of Ireland (Ireland) +                                                          8
            120  BankAmerica Corp.                                                               12,090
            195  Bankers Trust New York Corp.                                                    15,990
            900  Bansud S.A. Class B (Argentina) +                                               12,693
            140  Comerica, Inc.                                                                   7,893
            200  CoreStates Financial Corp.                                                       9,500
          2,500  Dao Heng Bank Group Ltd. (Hong Kong)                                            11,421
          4,300  Den norske Bank ASA (Norway)                                                    18,597
            130  Dresdner Bank AG (Germany)                                                       4,604
             75  First of America Bank Corp.                                                      4,481
            360  Fleet Financial Group, Inc.                                                     20,610
          2,000  Guoco Group Ltd. (Hong Kong)                                                     9,886
            770  HSBC Holdings PLC (United Kingdom)                                              18,866
             26  Kredietbank N.V. (Belgium)                                                       9,344
            245  Keycorp                                                                         11,944
            180  Morgan (J.P.) & Co., Inc.                                                       17,685
            235  National City Corp.                                                             10,957
          1,635  National Westminster Bancorp Inc. (United Kingdom)                              18,408
            220  NationsBank Corp.                                                               12,183
            195  Norwest Corp.                                                                    9,019
            310  PNC Bank Corp.                                                                  12,400
            110  Societe Generale (France)                                                       12,824
            115  Summit Bancorp                                                                   5,031
             18  Union Bank of Switzerland (Switzerland)                                         16,080
          2,215  Westpac Banking Corp. (Australia)                                               12,873
                                                                                         --------------
                                                                                                343,155

Basic Industrial Products (1.1%)
-------------------------------------------------------------------------------------------------------
            215  Cooper Industries, Inc.                                                          9,326
            230  General Signal Corp.                                                             8,999
            300  Sommer Allibert (France)                                                         9,408
                                                                                         --------------
                                                                                                 27,733

Broadcasting (0.5%)
-------------------------------------------------------------------------------------------------------
            125  Societe Television Francaise 1 (France)                                         12,469

Building Products (2.6%)
-------------------------------------------------------------------------------------------------------
            115  Armstrong World Industries, Inc.                                                 7,446
          1,886  CRH PLC (Ireland)                                                               18,570
            195  Lafarge Coppee (France)                                                         13,468
          4,000  Pioneer International Ltd. (Australia)                                          13,801
             18  Sulzer AG (Switzerland)                                                         11,743
                                                                                         --------------
                                                                                                 65,028

Chemicals (4.3%)
-------------------------------------------------------------------------------------------------------
            135  Akzo-Nobel N.V. (Netherlands)                                                   19,362
            695  Bayer AG ADR (Germany)                                                          28,779
            104  Ciba Specialty Chemicals AG (Switzerland) +                                      8,544
            120  Dow Chemical Co.                                                                 9,600
            110  du Pont (E.I.) de Nemours & Co.                                                 11,660
            205  Eastman Chemical Co.                                                            11,019
            950  Imperial Chemical Ind. PLC (United Kingdom)                                     10,851
            255  Witco Chemical Corp.                                                             8,670
                                                                                         --------------
                                                                                                108,485

Combined Utilities (0.6%)
-------------------------------------------------------------------------------------------------------
            275  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                       15,497

Computer Services (0.4%)
-------------------------------------------------------------------------------------------------------
            275  NCR Corp. +                                                                      9,694

Computer Software (0.3%)
-------------------------------------------------------------------------------------------------------
            205  Computer Associates Intl., Inc.                                                  7,969

Computers (0.7%)
-------------------------------------------------------------------------------------------------------
            135  IBM Corp.                                                                       18,546

Conglomerates (2.4%)
-------------------------------------------------------------------------------------------------------
          3,000  BTR PLC (United Kingdom)                                                        13,112
            225  ITT Industries, Inc.                                                             5,034
            205  Minnesota Mining & Manufacturing Co.                                            17,323
          2,825  Tomkins PLC (United Kingdom)                                                    12,625
            160  United Technologies Corp.                                                       12,040
                                                                                         --------------
                                                                                                 60,134

Consumer Products (1.5%)
-------------------------------------------------------------------------------------------------------
            180  Kimberly-Clark Corp.                                                            17,888
            100  Unilever N.V. (Netherlands)                                                     19,506
                                                                                         --------------
                                                                                                 37,394

Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------
              4  Kuoni Reisen AG (Switzerland)                                                   11,212

Containers (0.4%)
-------------------------------------------------------------------------------------------------------
            170  Temple Inland, Inc.                                                              8,925

Cosmetics (0.4%)
-------------------------------------------------------------------------------------------------------
            195  Avon Products, Inc.                                                             10,238

Electric Utilities (2.1%)
-------------------------------------------------------------------------------------------------------
            175  Carolina Power & Light Co.                                                       6,344
            310  Central & South West Corp.                                                       6,626
            195  Cinergy Corp.                                                                    6,654
            305  Edison International                                                             6,863
            190  Empresa Nacional de Electricidad S.A. (Spain)                                   12,231
            160  Potomac Electric Power Co.                                                       3,920
            135  Public Service Co. of Colorado                                                   5,231
            145  Union Electric Co.                                                               5,347
                                                                                         --------------
                                                                                                 53,216

Electronics and Electrical Equipment (5.4%)
-------------------------------------------------------------------------------------------------------
            200  Emerson Electric Co.                                                             9,000
             60  General Electric Co.                                                             5,955
          4,045  General Electric Co. PLC (United Kingdom)                                       24,777
            235  Hewlett-Packard Co.                                                             12,514
            200  Motorola, Inc.                                                                  12,075
          2,000  NEC Corp. (Japan)                                                               22,650
            415  Philips Electronics N.V. (Netherlands)                                          19,332
          1,000  Sharp Corp. (Japan)                                                             11,891
            310  Siemens AG (Germany) +                                                          16,628
                                                                                         --------------
                                                                                                134,822

Entertainment (0.3%)
-------------------------------------------------------------------------------------------------------
            115  ITT Corp. +                                                                      6,771

Environmental Control (1.0%)
-------------------------------------------------------------------------------------------------------
            145  Compagnie Generale des Eaux (France)                                            19,654
            200  WMX Technologies, Inc.                                                           6,125
                                                                                         --------------
                                                                                                 25,779

Farm Equipment (0.4%)
-------------------------------------------------------------------------------------------------------
            250  Deere (John) & Co.                                                              10,875

Finance (2.7%)
-------------------------------------------------------------------------------------------------------
            235  ABN AMRO Holding N.V. (Netherlands)                                             16,139
            270  Argentaria Corp. (Spain)                                                        11,727
            190  Beneficial Corp.                                                                12,279
            185  Credit Locale de France S.A. (France)                                           19,896
            205  Federal National Mortgage Association                                            7,406
                                                                                         --------------
                                                                                                 67,447

Financial Services (0.2%)
-------------------------------------------------------------------------------------------------------
             70  Credit National (France)                                                         4,279

Food (0.8%)
-------------------------------------------------------------------------------------------------------
            170  General Mills, Inc.                                                             10,561
            255  Heinz (H.J.) Co.                                                                10,073
                                                                                         --------------
                                                                                                 20,634

Food and Beverages (1.3%)
-------------------------------------------------------------------------------------------------------
             11  Nestle S.A. (Switzerland)                                                       12,796
            275  Sara Lee Corp.                                                                  11,138
            365  Whitman Corp.                                                                    8,943
                                                                                         --------------
                                                                                                 32,877

Gas Pipelines (0.2%)
-------------------------------------------------------------------------------------------------------
            155  Enron Corp.                                                                      5,890

Household Products (0.3%)
-------------------------------------------------------------------------------------------------------
             75  Clorox Co.                                                                       8,409

Insurance (3.2%)
-------------------------------------------------------------------------------------------------------
            235  American General Corp.                                                           9,576
            195  AON Corp.                                                                       11,944
              6  Baloise Holding Ltd. (Switzerland)                                              12,178
             70  CIGNA Corp.                                                                     10,229
            495  Internationale Nederlanden Groep (Netherlands)                                  19,474
            230  Scor (France)                                                                    9,352
            390  USF&G Corp.                                                                      8,385
                                                                                         --------------
                                                                                                 81,138

Machinery (0.5%)
-------------------------------------------------------------------------------------------------------
            480  Sandvik AB Class B (Sweden)                                                     12,676

Medical Supplies and Devices (0.7%)
-------------------------------------------------------------------------------------------------------
            405  Baxter International, Inc.                                                      17,466

Metals and Mining (1.3%)
-------------------------------------------------------------------------------------------------------
            390  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                11,456
            140  Freeport-McMoRan Copper & Gold Co., Inc. Class B                                 4,253
          1,015  RTZ Corp. PLC (United Kingdom)                                                  16,038
                                                                                         --------------
                                                                                                 31,747

Office Equipment (0.6%)
-------------------------------------------------------------------------------------------------------
            280  Xerox Corp.                                                                     15,925

Oil and Gas (7.1%)
-------------------------------------------------------------------------------------------------------
            130  Amoco Corp.                                                                     11,261
          1,320  British Petroleum Co. PLC (United Kingdom)                                      15,294
             85  British Petroleum Co PLC ADR (United Kingdom)                                   11,666
          2,360  Ente Nazionale Idrocarburi SPA (ENI) (Italy)                                    11,962
            160  Exxon Corp.                                                                     17,240
            115  Mobil Corp.                                                                     15,022
            395  Occidental Petroleum Corp.                                                       9,727
             70  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                 12,250
          1,460  Shell Transportation & Trading (United Kingdom)                                 25,991
            227  Societe Nationale Elf Aquitaine (France)                                        23,207
            275  Total Corp. ADR Class B (France)                                                23,724
                                                                                         --------------
                                                                                                177,344

Paper (1.0%)
-------------------------------------------------------------------------------------------------------
            410  Svenska Cellulosa AB Class B (Sweden)                                            9,176
            335  Weyerhaeuser Co.                                                                14,949
                                                                                         --------------
                                                                                                 24,125

Pharmaceuticals and Biotechnology (7.4%)
-------------------------------------------------------------------------------------------------------
             16  Altana AG (Germany)                                                             12,754
            185  American Home Products Corp.                                                    11,100
            200  Bristol-Myers Squibb Co.                                                        11,800
          1,309  Glaxo Wellcome PLC (United Kingdom)                                             23,969
            490  Pharmacia & Upjohn, Inc.                                                        17,946
            665  Pharmacia & Upjohn, Inc. ADR (Sweden) +                                         25,463
          1,000  Sankyo Co., Ltd. (Japan)                                                        27,585
          1,100  Santen Pharmaceutical (Japan)                                                   19,042
          1,000  Taisho Pharmaceutical Co. (Japan)                                               23,378
            130  Warner-Lambert Co.                                                              11,245
                                                                                         --------------
                                                                                                184,282

Photography (1.8%)
-------------------------------------------------------------------------------------------------------
          1,000  Canon, Inc. (Japan)                                                             21,437
            190  Eastman Kodak Co.                                                               14,416
            205  Polaroid Corp.                                                                   8,149
                                                                                         --------------
                                                                                                 44,002

Publishing (0.6%)
-------------------------------------------------------------------------------------------------------
            300  Deluxe Corp.                                                                     9,713
            100  McGraw-Hill, Inc.                                                                5,113
                                                                                         --------------
                                                                                                 14,826

Railroads (1.0%)
-------------------------------------------------------------------------------------------------------
            180  CSX Corp.                                                                        8,370
            100  Norfolk Southern Corp.                                                           8,525
            135  Union Pacific Corp.                                                              7,661
                                                                                         --------------
                                                                                                 24,556

Real Estate (1.0%)
-------------------------------------------------------------------------------------------------------
          5,000  Hong Kong Land Holdings Ltd. (Hong Kong)                                        11,600
            115  Meditrust Corp. (R)                                                              4,284
             90  Unibail (Union du Credit-Bail Immobilier) (France)                               9,440
                                                                                         --------------
                                                                                                 25,324

Retail (2.5%)
-------------------------------------------------------------------------------------------------------
            225  Dayton Hudson Corp.                                                              9,394
          1,050  Kmart Corp.                                                                     12,731
            195  May Department Stores Co.                                                        8,873
            180  Penney (J.C.) Co., Inc.                                                          8,573
            300  Rite Aid Corp.                                                                  12,600
            195  Sears, Roebuck & Co.                                                             9,799
                                                                                         --------------
                                                                                                 61,970

Savings and Loans (0.7%)
-------------------------------------------------------------------------------------------------------
            285  Ahmanson (H.F.) & Co.                                                           10,403
            150  Great Western Financial Corp.                                                    6,056
                                                                                         --------------
                                                                                                 16,459

Semiconductors (0.9%)
-------------------------------------------------------------------------------------------------------
            177  SGS-Thomson Microelectronics ADR (France) +                                     11,704
            150  Texas Instruments, Inc.                                                         11,231
                                                                                         --------------
                                                                                                 22,935

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------
          2,000  Malaysia International Shipping Berhad (Malaysia)                                4,962

Steel (0.6%)
-------------------------------------------------------------------------------------------------------
             65  Thyssen AG (Germany)                                                            14,602

Supermarkets (0.7%)
-------------------------------------------------------------------------------------------------------
          3,080  Sainsbury (J) PLC (United Kingdom)                                              17,149

Telecommunications (0.5%)
-------------------------------------------------------------------------------------------------------
            323  Royal PTT Nederland N.V. ADR (Netherlands)                                      11,709

Telephone Services (3.5%)
-------------------------------------------------------------------------------------------------------
            300  American Telephone & Telegraph Co.                                              10,425
            895  Deutsche Telekom AG (Germany) +                                                 20,453
            185  GTE Corp.                                                                        8,626
            493  MCI Communications Corp.                                                        17,563
            335  Portugal Telecom S.A. (Portugal) +                                              12,413
            370  Sprint Corp.                                                                    16,835
                                                                                         --------------
                                                                                                 86,315

Telephone Utilities (2.8%)
-------------------------------------------------------------------------------------------------------
            180  Bell Atlantic Corp.                                                             10,958
            150  BellSouth Corp.                                                                  6,338
            200  NYNEX Corp.                                                                      9,125
            160  Pacific Telesis Group                                                            6,040
            170  SBC Communications, Inc.                                                         8,946
            185  Telebras Co. ADR (Brazil)                                                       18,939
            250  US West Communications, Inc.                                                     8,500
                                                                                         --------------
                                                                                                 68,846

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------
            180  Chargeurs S.A. (France)                                                         11,159

Tire and Rubber (0.8%)
-------------------------------------------------------------------------------------------------------
            315  Michelin Corp. Class B (France)                                                 18,669

Tobacco (3.5%)
-------------------------------------------------------------------------------------------------------
            220  American Brands, Inc.                                                           11,138
          3,840  B A T Industries PLC (United Kingdom)                                           32,641
            185  Philip Morris Cos., Inc.                                                        21,113
          2,000  R.J. Reynolds Berhad (Malaysia)                                                  4,922
            235  RJR Nabisco Holdings Corp.                                                       7,579
            315  Universal Corp.                                                                  9,096
                                                                                         --------------
                                                                                                 86,489

Trucking (0.4%)
-------------------------------------------------------------------------------------------------------
            315  Ryder System, Inc.                                                               9,215
-------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,119,080) ***                                 $    2,362,512
-------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $2,500,341.

*** The aggregate identified cost on a tax basis is $2,119,080, resulting in gross unrealized appreciation and depreciation of $278,289 and $34,857, respectively, or net unrealized appreciation of $243,432.

  + Non-income-producing security.

ADR after the name of a foreign holding stands for American Depository
Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

Diversification by Country
Distribution of investments by country of issue at March 31, 1997:
          Australia           1.1%
          France              8.4
          Germany             6.0
          Hong Kong           1.4
          Ireland             1.9
          Japan               5.3
          Netherlands         5.4
          Spain               1.0
          Sweden              2.4
          Switzerland         3.9
          United Kingdom     10.7
          United States      49.0
          Other               3.5
                            -----
          Total               100%





----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1997
(aggregate face value $277,303)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Deutschemarks                   $ 68,807         $ 72,681       5/12/97       $ 3,874
French Francs                    103,582          110,317       5/12/97         6,735
Japanese Yen                      46,355           48,351       4/16/97         1,996
Swiss Francs                      44,372           45,954       5/12/97         1,582
----------------------------------------------------------------------------------------
                                                                              $14,187
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,119,080) (Note 1)                                                    $2,362,512
---------------------------------------------------------------------------------------------------
Cash                                                                                        144,861
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                              10,361
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               19,624
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                               14,207
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                              4,999
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              7,803
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    4,990
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,569,357

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                             40,882
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  9,091
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      344
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   915
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     13
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                      20
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                   313
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       11,013
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            69,016
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,500,341

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                           2,116,897
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                  2,600
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      123,513
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                           257,331
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,500,341

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value per share and redemption price per share
(2,500,341 divided by 238,533 shares)                                                        $10.48
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of  $10.48)*                                             $11.12
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $880)                                                     $28,919
--------------------------------------------------------------------------------------------------
Interest                                                                                       202
--------------------------------------------------------------------------------------------------
Total investment income                                                                     29,121

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                             9,088
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               1,979
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,912
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                23
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 451
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      4,550
--------------------------------------------------------------------------------------------------
Registration fees                                                                               49
--------------------------------------------------------------------------------------------------
Auditing                                                                                     3,971
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,696
--------------------------------------------------------------------------------------------------
Other                                                                                           14
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                             (7,803)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              16,930
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (1,947)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                14,983
--------------------------------------------------------------------------------------------------
Net investment income                                                                       14,138
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           118,999
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  9,454
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        11,526
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                                96,578
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    236,557
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $250,695
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                             Six months ended             Year ended
                                                                                     March 31           September 30
                                                                                         1997*                  1996
--------------------------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   14,138       $   38,969
--------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               128,453          267,099
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                            108,104          (19,696)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        250,695          286,372
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (44,540)         (66,094)
--------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (252,585)          (3,672)
--------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           469,884           89,170
--------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                423,454          305,776

Net assets
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,076,887        1,771,111
--------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,600 and $33,002, respectively)                                              $2,500,341       $2,076,887
--------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended                          For the period
Per-share                                                                          March 31          Year ended       Jan. 3, 1995+
operating performance                                                            (Unaudited)        September 30       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.77            $9.64            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                               .07              .21              .27
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                    1.18             1.30              .87
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.25             1.51             1.14
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.23)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.31)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.54)            (.38)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $10.48           $10.77            $9.64
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                             12.24 *          16.25            13.41 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2,500           $2,077           $1,771
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                            .74 *           1.27              .49 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                            .62 *           2.03             3.04 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                62.77 *         222.89            21.68 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                                        $.0283           $.0374
------------------------------------------------------------------------------------------------------------------------------------

    Effective December 28, 1995, the fund expanded its investment flexibility to include securities outside of the utilities sector. Information in the table prior to December 28, 1995 may not reflect those that could have been achieved under the fund's current investment policies.

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period (Note 2). As a result of such limitation, expenses of the fund for the periods ended March 31, 1997, September 30, 1996 and September 30, 1995,
    reflect a reduction of approximately $.03, $.09 and $.20 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(d) Average commission rate paid on security  trades is required for fiscal periods beginning  on or after September 1, 1995.




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Growth and Income Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation and current income as a secondary objective by investing primarily in common stocks with a significant portion of its assets in countries outside the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at fair market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported sale price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

C) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

D) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Through June 30, 1997, Putnam Management has voluntarily agreed to limit expenses to an annual rate of 1.45% of the fund's average net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, amortization of deferred organization expenses, extraordinary expenses and credits from Putnam Fiduciary Trust Company ("PFTC"), a wholly-owned subsidiary of Putnam Investments, Inc. if any.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $1,947 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended March 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,427,949 and $1,299,746, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended
                                              March 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          16,234         $173,826
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,498          296,158
------------------------------------------------------------
                                     45,732          469,984

Shares
repurchased                             (10)            (100)
------------------------------------------------------------
Net increase                         45,722         $469,884
------------------------------------------------------------

                                            Year ended
                                        September 30, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           1,972          $20,241
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         7,267           69,765
------------------------------------------------------------
                                      9,239           90,006

Shares
repurchased                             (85)            (836)
------------------------------------------------------------
Net increase                          9,154          $89,170
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Anthony W. Regan
Vice President

Hugh H. Mullin
Vice President and Fund Manager

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at the Putnam Investments website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

32897-197  5/97